                                                                    EXHIBIT 99.2

                       UPDATED TRUST PORTFOLIO INFORMATION

GENERAL

     The primary assets of the trust (the Trust Portolio) are receivables generated from time to time in a portfolio of designated American Express credit cards and Sign & Travel/Extended Payment Option consumer revolving credit accounts or features and, in the future, may include other charge or credit accounts or products.

     The Trust Portfolio's yield, loss, delinquency and payment rate is comprised of segments which may, when taken individually, have yield, loss, delinquency and payment rate characteristics different from those of the overall Trust Portfolio. There can be no assurance that the yield, loss, delinquency and payment rate experience relating to the receivables in the Trust Portfolio will be comparable to the historical experience relating to the receivables in the Trust Portfolio set forth below.

LOSS AND DELINQUENCY EXPERIENCE

     The following tables set forth the loss and delinquency experience for the Trust Portfolio for each of the periods shown. The loss and delinquency rates at any time reflect, among other factors, the quality of the Trust Portfolio, the average seasoning of the accounts, the success of the account owners' collection efforts, the product mix of the Trust Portfolio and general economic conditions.

     The following table sets forth the loss experience for the Trust Portfolio for each indicated period. Total gross charge-offs include charge-offs of principal receivables only, and do not include any charge-offs of finance charge and fee receivables or the amount of any reductions in principal receivables due to a rebate, refund, error, fraudulent charge or other miscellaneous adjustment. If finance charge and fee receivables that have been charged-off were included in total gross charge-offs, total gross charge-offs would be higher as an absolute number and as a percentage of the average principal receivables outstanding during the periods indicated. Recoveries are collections received in respect of charged-off accounts in the Trust Portfolio during the period indicated in the following table. Total recoveries for each indicated period include recoveries of principal, finance charges and certain fees for that period. Under the pooling and servicing agreement, recoveries are treated as collections of finance charge receivables. Total net charge-offs are an amount equal to total gross charge-offs minus total recoveries, each for the applicable period. Average principal receivables outstanding for each indicated period is the average of the month-end principal receivables balances for that period.

                     LOSS EXPERIENCE OF THE TRUST PORTFOLIO
                             (Dollars in Thousands)

                                                              Year Ended December 31,
                                 ------------    -------------    ------------    ------------    ------------
                                         2006             2005            2004            2003            2002
                                 ------------    -------------    ------------    ------------    ------------
Average Principal Receivables
   Outstanding                   $ 27,902,997    $  26,634,263    $ 23,851,274    $ 22,938,293    $ 19,910,214
Total Gross Charge-Offs          $    859,001    $   1,245,097    $  1,254,383    $  1,349,547    $  1,311,372
Total Recoveries                 $    242,870    $     238,615    $    220,558    $    209,409    $    194,617
                                 ------------    -------------    ------------    ------------    ------------

Total Net Charge-Offs            $    616,132    $   1,006,483    $  1,033,825    $  1,140,138    $  1,116,755
                                 ------------    -------------    ------------    ------------    ------------

Total Gross Charge-Offs as a
   Percentage of Average
   Principal Receivables
   Outstanding                          3.08%            4.67%           5.26%           5.88%           6.59%
Total Recoveries as a
   Percentage of Average
   Principal Receivables
   Outstanding                          0.87%            0.90%           0.92%           0.91%           0.98%
                                 ------------    -------------    ------------    ------------    ------------

Total Net Charge-Offs as a
   Percentage of Average
   Principal Receivables
   Outstanding                          2.21%            3.78%           4.33%           4.97%           5.61%

Number of Accounts Experiencing
   a Loss (1)                         213,173          298,611         283,533         314,858              NA
Number of Accounts Experiencing
   a Recovery (1)(2)                  702,458          706,124         605,221         579,215              NA
Average Net Loss per Account
   Experiencing a Loss (1)(3)    $       2.89    $        3.37    $       3.65    $       3.62              NA

(1)  Information for periods prior to January 1, 2003 is not available.

(2) Calculated by totaling the number of accounts experiencing a recovery in each of the months during the indicated period. Therefore, an account that has experienced a recovery in multiple months during the indicated period will be counted more than once.

(3) Calculated as Net Charge-Offs divided by Number of Accounts Experiencing a Loss.

The following tables set forth the delinquency experience for the Trust Portfolio for each indicated period. With respect to the "Average Receivables Delinquent as a Percentage of the Trust Portfolio" table below, the average receivables delinquent is the average of the month-end delinquent amounts, while the average receivables outstanding is the average of month-end receivables balances, each for the applicable period. With respect to the "Average Number of Delinquent Accounts as a Percentage of the Trust Portfolio" table below, the average number of delinquent accounts is the average of the month-end delinquent accounts, while the average number of outstanding accounts is the average of total month-end accounts, each for the applicable period. We cannot provide any assurance that the delinquency experience for the receivables in the Trust Portfolio in the future will be similar to the historical experience set forth below.

     AVERAGE RECEIVABLES DELINQUENT AS A PERCENTAGE OF THE TRUST PORTFOLIO
                             (Dollars in Thousands)

                                                                 Year Ended December 31,
              ----------------------------------------------------------------------------------------------------------------------
                          2006                   2005                     2004                 2003                   2002
              -------------------------    -------------------    --------------------   --------------------    -------------------
                           Percentage              Percentage              Percentage              Percentage            Percentage
                           of Average              of Average              of Average              of Average            of Average
                   Dollar  Receivables     Dollar  Receivables     Dollar  Receivables     Dollar  Receivables   Dollar  Receivables
                   Amount  Outstanding     Amount  Outstanding     Amount  Outstanding     Amount  Outstanding   Amount  Outstanding
                   ------  -----------     ------  -----------     ------  -----------     ------  -----------   ------  -----------
Average
Receivables
Outstanding   $28,641,328  100.00%    $27,372,969   100.00%   $24,535,933  100.00%    $23,626,444  100.00%  $20,394,680  100.00%

Average
Receivables
Delinquent:
31 to 60
  Days            270,392    0.94%        266,803     0.97%       249,948    1.02%        264,267    1.12%      256,255    1.26%
61 to 90
  Days            150,542    0.53%        145,012     0.53%       146,078    0.60%        160,501    0.68%      154,710    0.76%
91 to 120
  Days            116,468    0.41%        106,301     0.39%       110,499    0.45%        121,476    0.51%      117,299    0.58%
121 to 150
  Days             94,370    0.33%         84,073     0.31%        90,311    0.37%         98,063    0.42%       94,830    0.46%
151 Days or
  More             40,962    0.14%         33,994     0.12%        33,577    0.14%         32,500    0.14%       26,701    0.13%

Total         $   672,734    2.35%    $   636,183     2.32%   $   630,413    2.57%    $   676,806    2.86%  $  649,796     3.19%

  AVERAGE NUMBER OF DELINQUENT ACCOUNTS AS A PERCENTAGE OF THE TRUST PORTFOLIO

                                                                 Year Ended December 31,
               ---------------------------------------------------------------------------------------------------------------------
                        2006                   2005                    2004                    2003                   2002
               ----------------------   --------------------   ---------------------   ---------------------   ---------------------
                           Percentage             Percentage              Percentage              Percentage              Percentage
               Number      of Total     Number    of Total     Number     of Total     Number     of Total     Number     of Total
               of          Number of    of        Number of    of         Number of    of         Number of    of         Number of
               Accounts    Accounts     Accounts  Accounts     Accounts   Accounts     Accounts   Accounts     Accounts   Accounts
               --------    --------     --------  --------     --------   --------     --------   --------     --------   --------

Average
Number of Accounts
Outstanding    20,837,179  100.00%    20,331,741  100.00%    18,980,407   100.00%    18,163,387   100.00%    21,527,357   100.00%

Average
Number of Accounts
Delinquent:
31 to 60
  Days             68,552    0.33%        74,713    0.37%        68,802    0.36%         72,839     0.40%        74,312     0.35%
61 to 90
  Days             33,471    0.16%        35,893    0.18%        34,187    0.18%         36,624     0.20%        37,160     0.17%
91 to 120
  Days             24,142    0.12%        24,650    0.12%        24,279    0.13%         25,427     0.14%        25,903     0.12%
121 to 150
  Days             18,803    0.09%        18,802    0.09%        19,275    0.10%         19,924     0.11%        20,385     0.09%
151 Days or
  More             10,083    0.05%         9,273    0.05%         8,635    0.05%          8,003     0.04%         7,500     0.03%

Total             155,050    0.74%       163,331    0.80%       155,177    0.82%        162,817     0.90%       165,260     0.77%

REVENUE EXPERIENCE

     The following table sets forth the revenue experience for the Trust Portfolio from total finance charge and fee collections for each indicated period. Total finance charge and fee collections set forth in the table below include periodic finance charges, cash advance fees, annual membership fees, other fees, discount option yield (for periods prior to March 26, 2004), issuer rate fees (for periods on and after March 26, 2004) and recoveries on charged-off accounts. Under the pooling and servicing agreement, recoveries on charged-off accounts are treated as collections of finance charge receivables. Until March 26, 2004, the transferors transferred receivables to the trust at a discount of 2.0%. As of the close of business on March 26, 2004, the transferors reduced the discount percentage to 0.0% and, since that time, the transferors have transferred to the trust all issuer rate fees allocable to the receivables arising in accounts comprising the Trust Portfolio. There can be no assurance that the revenues for the Trust Portfolio in the future will be similar to the historical experience of the Trust Portfolio set forth below.

     Revenue experience from total finance charge and fee collections results from dividing total finance charges and fee collections by the average principal receivables outstanding. The average principal receivables outstanding for each indicated period is the average of the month-end principal receivables balances for that period.

                   REVENUE EXPERIENCE OF THE TRUST PORTFOLIO
                             (Dollars in Thousands)

                                                                 Year Ended December 31,
                  ------------------------------------------------------------------------------------------------------------------
                           2006                   2005                   2004                   2003                   2002
                  ---------------------   -------------------   --------------------   ---------------------   ---------------------
Average Principal
  Receivables
  Outstanding           $27,902,997           $26,634,263            $23,851,274            $22,938,293            $19,910,214

Total Finance
  Charge and Fee
  Collections           $ 6,323,880           $ 5,558,921            $ 4,502,332            $ 4,347,605            $ 4,069,021

Total Finance
  Charge and Fee
  Collections as
  a Percentage of
  Average Principal
  Receivables
  Outstanding                22.66%                20.87%                 18.88%                 18.95%                 20.44%


     The historical revenue figures for the Trust Portfolio shown in the table above include interest on purchases and cash advances and fees collected from holders of the accounts during the applicable month. Revenues from finance charges and fees collected will be affected by numerous factors, including the periodic finance charges on the receivables, the amount of fees paid by account holders, the percentage of account holders who pay off their balances in full each month and do not incur periodic finance charges on purchases and change in the level of delinquencies on the receivables. Revenues related to finance charges and fees also depend on the types of charges and fees assessed by the account owners on the accounts in the Trust Portfolio. Accordingly, revenues will be affected by future changes in the types of charges and fees assessed on the accounts and other factors. None of the servicer, any account owner or any of their respective affiliates has any basis to predict how future changes in the use of the accounts by account holders or in the terms of accounts may affect the revenue for the Trust Portfolio.

PRINCIPAL PAYMENT RATES

     The following table sets forth the highest and lowest account holder monthly principal payment rates for the Trust Portfolio during any month in the period shown and the average account holder monthly principal payment rates for all months during each period shown, calculated as the percentage equivalent of a fraction. The monthly principal payment rates are calculated as the amount of principal payments from account holders (excluding recoveries on charged-off receivables) as posted to the accounts during the applicable month divided by the aggregate amount of principal receivables outstanding as of the beginning of the applicable month. In addition, as of the month ended December 31, 2006, and with regard to the prior month's statements only, 10.51% of the accounts in the Trust Portfolio made the minimum payment under the terms of the related account agreement, and 46.55% of the accounts in the Trust Portfolio had account holders that paid their full balance under the terms of the related account agreement

     ACCOUNT HOLDER MONTHLY PRINCIPAL PAYMENT RATES OF THE TRUST PORTFOLIO

                                                                 Year Ended December 31,
                  ------------------------------------------------------------------------------------------------------------------
                           2006                   2005                   2004                   2003                   2002
                  ---------------------   -------------------   --------------------   ---------------------   ---------------------
Lowest Month              24.60%                 24.37%                 21.87%                 18.65%                 17.41%
Highest Month             26.83%                 26.03%                 25.01%                 23.13%                 19.75%
Monthly Average           25.59%                 25.47%                 23.58%                 20.22%                 18.59%


     As of December 31, 2006, the  receivables  in the accounts  included in the
Trust  Portfolio  totaled  $34,593,321,689,   comprised  of  $33,780,285,390  of
principal receivables and $813,036,299 of finance charge receivables.

     The following tables, together with the paragraph under "Composition by Geographic Distribution," summarize the Trust Portfolio by various criteria as of December 31, 2006. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any time subsequent to December 31, 2006.

                         COMPOSITION BY ACCOUNT BALANCE
                                TRUST PORTFOLIO

                                                   Percentage                                Percentage
                                 Number            of Total                                  of Total
                                 of                Number of             Receivables         Receivables
Account Balance Range            Accounts          Accounts              Outstanding         Outstanding
---------------------            --------          ----------            -----------         -----------
Credit Balance                    265,455                1.1%        $   (39,051,352)              (.01%)
Zero Balance                   14,340,410               60.1%                      0                0.0%
$1 to $1,000                    3,946,625               16.5%          1,424,702,463                4.1%
$1,001  to  $5,000              3,249,363               13.6%          8,083,657,332               23.4%
$5,001  to  $10,000             1,119,860                4.7%          7,943,327,277               23.0%
$10,001 or  More                  941,386                3.9%         17,180,685,969               49.7%

  Total                        23,863,099              100.0%        $34,593,321,689              100.0%


     The average account balance as of December 31, 2006 was $1,450 for all accounts and $3,633 for all accounts other than accounts with a zero balance as of that date.

                          COMPOSITION BY CREDIT LIMIT
                                TRUST PORTFOLIO

                                                   Percentage                                Percentage
                                 Number            of Total                                  of Total
                                 of                Number of             Receivables         Receivables
Credit Limit Range               Accounts          Accounts              Outstanding         Outstanding
------------------               --------          ----------            -----------         -----------
Less than $1,000                  972,974                4.1%        $    51,589,149                0.2%
$1,001  -  $5,000               4,492,717               18.8%          1,470,432,398                4.3%
$5,001  -  $10,000              4,294,355               18.0%          3,094,020,842                8.9%
$10,001 -  $15,000              2,978,010               12.5%          4,224,075,839               12.2%
$15,001 -  $20,000              2,053,704                8.6%          4,962,779,099               14.3%
$20,001 -  $25,000              1,176,645                4.9%          4,557,691,993               13.2%
$25,001 and up                    711,310                3.0%          6,409,300,233               18.5%

   Total (Credit Card)         16,679,715               69.9%         24,777,889,553               71.6%

No Pre-Set Spending Limit
   (Sign & Travel)              7,183,384               30.1%          9,815,432,136               28.4%

   Grand Total                 23,863,099              100.0%        $34,593,321,689              100.0%



                      COMPOSITION BY PERIOD OF DELINQUENCY
                                TRUST PORTFOLIO

                                                   Percentage                                Percentage
Period of Delinquency            Number            of Total                                  of Total
(Days Contractually              of                Number of             Receivables         Receivables
Delinquent)                      Accounts          Accounts              Outstanding         Outstanding
------------------               --------          ----------            -----------         -----------
Current to 30 Days             23,674,322               99.2%        $33,763,338,441               97.6%
31 Days to 60 Days                 76,879                0.3%            307,018,959                0.9%
61 Days to 90 Days                 40,048                0.2%            186,526,690                0.5%
91 Days to 120 Days                30,931                0.1%            151,421,078                0.4%
121 Days to 150 Days               24,939                0.1%            123,866,109                0.4%
151 Days or More                   15,980                0.1%             61,150,412                0.2%

   Total(3)                    23,863,099              100.0%        $34,593,321,689              100.0%

                           COMPOSITION BY ACCOUNT AGE
                                TRUST PORTFOLIO

                                                   Percentage                                Percentage
                                 Number            of Total                                  of Total
                                 of                Number of             Receivables         Receivables
Account Age                      Accounts          Accounts              Outstanding         Outstanding
-----------                      --------          ----------            -----------         -----------
Not More than 11 Months           222,577                0.9%        $    12,169,769                0.0%
12 Months to 17 Months            333,125                1.4%            469,343,030                1.4%
18 Months to 23 Months          1,545,656                6.5%          2,351,545,076                6.8%
24 Months to 35 Months          2,757,068               11.6%          4,258,548,535               12.3%
36 Months to 47 Months          2,804,458               11.8%          4,649,516,458               13.4%
48 Months to 59 Months          1,933,740                8.1%          3,554,007,413               10.3%
60 Months to 71 Months          2,079,597                8.7%          3,468,770,851               10.0%
72 Months and Greater          12,186,878               51.1%         15,802,420,557               45.7%

   Total                       23,863,099              100.0%        $34,593,321,689              100.0%


                     COMPOSITION BY GEOGRAPHIC DISTRIBUTION
                                TRUST PORTFOLIO

     As of December 31, 2006,  approximately  16.31%,  10.29%,  8.39%, 7.35% and
5.39% of the receivables related to account holders having billing addresses in California, New York, Florida, Texas and New Jersey, respectively. Not more than 5% of the receivables related to account holders have billing addresses in any other single state.


                    COMPOSITION BY STANDARDIZED CREDIT SCORE
                                 TRUST PORTFOLIo

     The following table sets forth the composition of the Trust Portfolio as of December 31, 2006 by FICO(R)* score ranges. To the extent available, FICO scores are obtained at origination and monthly thereafter. A FICO score is a measurement determined by Fair Isaac Corporation using information collected by the major credit bureaus to assess consumer credit risk. FICO risk scores rank-order consumers according to the likelihood that their credit obligations will be paid in accordance with the terms of their accounts. Although Fair Isaac Corporation discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience), and level of utilization of available credit. FICO scores of an individual may change over time, depending on the conduct of the individual, including the individual's usage of his or her available credit and changes in credit score technology used by Fair Isaac Corporation.

     FICO scores are based on independent, third-party information, the accuracy of which we cannot verify. The account owners do not use standardized credit scores, such as a FICO score, alone to determine the amount of charges that should be approved on a credit card account. Rather, a FICO score is only one of many factors used by Centurion and FSB, as account owners, to assess an individual's credit and default risk. In connection with their underwriting and authorization decisions, the account owners use proprietary scoring models, which they generally have found to be more accurate predictors of credit and default risk than any single standardized credit score such as FICO. The use of proprietary models also enables an account owner to extend credit to an account holder with a lower FICO score without changing the account owner's risk tolerance than would be the case if the account owner relied solely on FICO. The FICO scores presented below should not be used alone as a method of forecasting whether account holders will make payments in accordance with the terms of their accounts. References to "Receivables Outstanding" in the following table include both finance charge receivables and principal receivables. Because the future composition of the Trust Portfolio may change over time, this table is not necessarily indicative of the composition of the Trust Portfolio at any specific time in the future.


* FICO(R) is a federally registered servicemark of Fair, Isaac & Company.

                  COMPOSITION BY STANDARDIZED CREDIT SCORE(1)
                                TRUST PORTFOLIO

                                                               Percentage of
                                       Receivables             Total Receivables
FICO Score Range                       Outstanding             Outstanding
----------------                       -----------             -----------------
Less than 560                      $   938,731,399                    2.7%
560-659                              4,830,127,310                   14.0%
660-699                              6,215,187,499                   18.0%
700-759                             12,641,454,935                   36.5%
760 & Above                          9,862,321,949                   28.5%
Refreshed FICO Unavailable             105,498,597                    0.3%

    Total                          $34,593,321,689                  100.0%


(1) Standardized Credit Score defined as the FICO score in the most recent monthly period.